Document And Entity Information	9 Months Ended
Sep. 30, 2024
Document Information [Line Items]
Entity Central Index Key	0000803578
Entity Registrant Name	FIREFLY NEUROSCIENCE, INC.
Amendment Flag	false
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2024
Document Type	S-1
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	54-1167364
Entity Address, Address Line One	1100 Military Road
Entity Address, City or Town	Kenmore
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14217
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false